Recoverable taxes, fees and contributions	12 Months Ended
Dec. 31, 2024
Recoverable Taxes Fees And Contributions
Recoverable taxes, fees and contributions

9.	Recoverable taxes, fees and contributions

	2024	2023

Recoverable taxes, fees and contributions	1,853,456	1,818,306

ICMS(i)	1,235,119	1,372,681
PIS/COFINS(ii)	330,019	164,508
IRRF (Withholding income tax) on interest earning bank deposits	93,008	81,445
Other	195,310	199,672

Current portion	(946,103)	(943,767)
Non-current portion	907,353	874,539

(i)	The amounts of recoverable ICMS (state VAT) are mainly comprised by:
(a)	credits on the acquisition of property, plant and equipment directly related to the provision of telecommunication services (credits divided over 48 months).
(b)	ICMS amounts paid under the tax substitution regime from goods acquired for resale, mainly mobile handsets, chips, tablets and modems sold by TIM.

(ii)	The current balance is mostly composed of credits arising from the non-cumulative taxation regime.